Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accrued Liabilities
	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Trade payables	1,408,720	470,172	722,376
Accrued liabilities	237,942	219,772	301,758
	1,646,662	689,944	1,024,134